Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—5.2%
	Basic Industry - Chemicals—0.0%
$ 135,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 129,363
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	196,172
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	66,535
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,871
200,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	226,257
	TOTAL	525,835
	Capital Goods - Aerospace & Defense—0.1%
80,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	77,580
100,000	Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	91,548
215,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	190,464
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,877
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	148,868
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	51,113
35,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	34,219
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	92,465
85,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	80,715
200,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	200,789
	TOTAL	988,638
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	17,649
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	77,950
140,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	129,652
35,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	30,278
	TOTAL	255,529
	Capital Goods - Construction Machinery—0.3%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,668,185
195,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	184,961
100,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	96,505
	TOTAL	2,949,651
	Capital Goods - Diversified Manufacturing—0.1%
90,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	81,986
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	78,511
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	82,614
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	76,099
65,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	56,944
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	19,266
90,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	86,169
65,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	54,161
	TOTAL	535,750
	Communications - Cable & Satellite—0.0%
65,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	55,509
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	32,032
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	190,082

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	$ 23,700
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	199,775
	TOTAL	501,098
	Communications - Media & Entertainment—0.1%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	24,724
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	146,074
25,000	Paramount Global, Sr. Unsecd. Note, 4.000%, 1/15/2026	24,617
100,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	88,091
40,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	32,724
300,000	Walt Disney Co., Sr. Unsecd. Note, 2.650%, 1/13/2031	264,753
	TOTAL	580,983
	Communications - Telecom Wireless—0.0%
235,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	237,432
140,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	133,094
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	43,040
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	83,378
	TOTAL	496,944
	Communications - Telecom Wirelines—0.1%
100,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	95,540
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	91,331
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	139,590
100,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	85,779
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	30,398
85,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	83,681
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	132,759
50,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	47,341
65,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	51,158
	TOTAL	757,577
	Consumer Cyclical - Automotive—0.6%
1,870,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,595,029
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	84,306
50,000	General Motors Co., Sr. Unsecd. Note, 5.400%, 4/1/2048	43,756
1,500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 2/26/2027	1,331,459
25,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	24,995
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	47,532
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	59,541
3,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.000%, 2/10/2027	2,742,119
200,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	201,141
	TOTAL	6,129,878
	Consumer Cyclical - Leisure—0.1%
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	87,210
1,645,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	1,347,328
	TOTAL	1,434,538
	Consumer Cyclical - Retailers—0.1%
160,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	144,088
50,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.550%, 7/26/2027	46,945
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	74,931
25,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	19,220
60,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	51,456
45,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	44,796

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 20,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	$ 18,750
75,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	73,261
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	120,582
60,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	54,095
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	112,192
	TOTAL	760,316
	Consumer Cyclical - Services—0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	43,104
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	241,544
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	197,295
120,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	114,733
	TOTAL	596,676
	Consumer Non-Cyclical - Food/Beverage—0.1%
60,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	58,123
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	237,797
50,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	45,431
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	118,271
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	135,638
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.400%, 11/15/2025	50,078
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	97,711
35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	29,179
50,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	47,630
90,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	77,190
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	47,359
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	85,099
35,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	30,193
90,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	73,463
155,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	150,136
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	66,471
	TOTAL	1,349,769
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	45,311
45,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	40,575
150,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	103,151
85,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	71,811
170,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	151,494
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	94,629
	TOTAL	506,971
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	141,573
90,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	82,271
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	199,981
90,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	73,638
24,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	22,922
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	51,054
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	48,193
50,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	45,487
	TOTAL	665,119
	Consumer Non-Cyclical - Products—0.0%
75,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	63,249

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—continued
$ 150,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	$ 141,398
	TOTAL	204,647
	Consumer Non-Cyclical - Supermarkets—0.0%
75,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	68,202
	Consumer Non-Cyclical - Tobacco—0.0%
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	60,521
80,000	Altria Group, Inc., Sr. Unsecd. Note, 2.625%, 9/16/2026	74,838
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	65,248
50,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	34,055
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	101,273
	TOTAL	335,935
	Energy - Independent—0.0%
170,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	164,340
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	45,549
	TOTAL	209,889
	Energy - Integrated—0.0%
75,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	73,955
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	287,599
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.750%, 4/6/2030	67,398
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	62,470
	TOTAL	491,422
	Energy - Midstream—0.2%
70,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	67,175
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	51,998
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	251,064
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 4.150%, 2/1/2024	75,000
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	101,670
150,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	132,589
100,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	97,029
50,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	44,749
720,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	647,240
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	111,890
	TOTAL	1,580,404
	Energy - Refining—0.4%
2,500,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,908,918
160,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	152,389
2,185,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 6/1/2052	1,765,784
	TOTAL	3,827,091
	Financial Institution - Banking—0.5%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	148,372
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	71,909
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	81,813
350,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	290,419
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	86,945
250,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	248,042
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	195,457
95,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	94,709
275,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	225,117
270,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	260,618
270,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	215,029

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$ 197,930
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	97,139
55,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	54,414
90,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	90,089
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	82,695
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	85,152
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	327,927
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	51,469
525,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	434,112
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	85,005
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	80,261
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	243,039
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	59,794
200,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	161,236
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	79,274
60,685	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	25,488
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	192,174
100,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	80,045
225,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	212,712
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	241,448
150,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	147,763
		TOTAL	4,947,596
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	53,824
		Financial Institution - Finance Companies—0.0%
250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	196,003
		Financial Institution - Insurance - Life—0.1%
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	200,708
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	136,781
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	155,032
50,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	41,457
		TOTAL	533,978
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	185,816
165,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	135,140
		TOTAL	320,956
		Financial Institution - REIT - Healthcare—0.4%
160,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	155,329
115,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	96,776
5,000,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	4,146,649
		TOTAL	4,398,754
		Financial Institution - REIT - Office—0.2%
1,680,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 2.950%, 3/15/2034	1,418,414
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	87,931
110,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	105,939
210,000		Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	204,633
40,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	30,536
		TOTAL	1,847,453
		Financial Institution - REIT - Other—0.0%
40,000		WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	38,971

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$ 135,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$ 135,450
	TOTAL	174,421
	Financial Institution - REIT - Retail—0.0%
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	115,501
	Health Insurance—0.4%
5,225,000	Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	4,179,425
	Technology—0.2%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	47,970
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	98,942
72,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	65,731
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,232
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	49,537
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	139,771
50,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	51,958
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	82,198
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	192,009
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	100,809
125,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	122,776
30,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	29,230
150,000	Microsoft Corp., Sr. Unsecd. Note, 3.300%, 2/6/2027	147,510
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	184,711
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	51,144
25,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	22,283
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	79,402
45,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,712
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	35,153
	TOTAL	1,543,078
	Technology Services—0.3%
3,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	2,667,587
45,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	37,001
	TOTAL	2,704,588
	Transportation - Railroads—0.0%
90,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	81,710
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	57,328
	TOTAL	139,038
	Transportation - Services—0.2%
80,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 12/1/2026	75,784
140,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	106,472
75,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	70,442
2,310,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	2,081,727
	TOTAL	2,334,425
	Utility - Electric—0.3%
65,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	58,191
1,435,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,390,687
50,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	41,532
25,000	Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	19,717
175,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	149,627
110,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	100,154
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	169,114
80,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	66,000

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 30,000		Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	$ 25,998
40,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	34,923
140,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	124,897
30,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 1.000%, 6/15/2026	26,924
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	108,789
45,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	43,092
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	57,354
55,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	47,909
185,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	171,761
185,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	180,308
55,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	47,709
		TOTAL	2,864,686
		Utility - Natural Gas—0.0%
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	24,559
100,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	101,100
180,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	160,646
		TOTAL	286,305
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,839,562)	52,522,256
		U.S. TREASURIES—4.9%
		Treasury Securities—4.9%
20,000,000		United States Treasury Bond, 3.000%, 8/15/2052	18,896,876
10,000,000		United States Treasury Note, 0.125%, 4/30/2023	9,788,672
7,000,000		United States Treasury Note, 1.500%, 1/31/2027	6,457,500
15,000,000		United States Treasury Note, 3.000%, 6/30/2024	14,866,992
		TOTAL U.S. TREASURIES (IDENTIFIED COST $51,053,242)	50,010,040
		MORTGAGE-BACKED SECURITIES—4.3%
		Federal National Mortgage Association—4.3%
14,726,949		Federal National Mortgage Association, Pool CB3914, 4.000%, 6/1/2052	14,393,169
10,763,558		Federal National Mortgage Association, Pool FN BT224, 3.000%, 3/1/2052	9,968,588
19,888,390		Federal National Mortgage Association, Pool FS2160, 3.500%, 6/1/2052	18,982,357
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $43,785,308)	43,344,114
		COMMON STOCKS—2.2%
		Automotive—0.1%
51,043		American Axle & Manufacturing Holdings, Inc.	528,295
2,145		Lear Corp.	297,383
		TOTAL	825,678
		Building Materials—0.1%
15,880	[2]	GMS, Inc.	765,416
		Cable Satellite—0.0%
37,350	[2]	Altice USA, Inc.	373,500
		Chemicals—0.1%
7,575		Compass Minerals International, Inc.	306,712
28,605		Koppers Holdings, Inc.	653,052
		TOTAL	959,764
		Communications Equipment—0.1%
9,890	[2]	Lumentum Holdings, Inc.	826,309
		Consumer Cyclical Services—0.1%
12,015		Brinks Co. (The)	664,189

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Consumer Products—0.1%
22,315		Energizer Holdings, Inc.	$ 627,052
		Containers & Packaging—0.1%
58,816	[2]	O-I Glass, Inc.	765,196
		Food & Beverage—0.0%
16,590	[2]	US Foods Holding Corp.	507,986
		Gaming—0.2%
7,925		Boyd Gaming Corp.	431,358
14,110	[2]	Caesars Entertainment Corp.	608,423
17,705		Red Rock Resorts, Inc.	676,685
		TOTAL	1,716,466
		Gas Utilities—0.1%
64,086		Suburban Propane Partners LP	1,032,425
		Independent Energy—0.1%
8,368		Devon Energy Corp.	590,948
2,296		Pioneer Natural Resources, Inc.	581,393
		TOTAL	1,172,341
		Media Entertainment—0.4%
100,913	[2]	Cumulus Media, Inc.	940,509
15,920		Gray Television, Inc.	304,072
96,705	[2]	iHeartMedia, Inc.	855,840
251,040	[2]	Stagwell, Inc.	1,702,051
61,560	[2]	Townsquare Media, Inc.,	535,572
		TOTAL	4,338,044
		Metals & Mining—0.1%
18,300		Teck Resources Ltd.	619,455
		Oil Gas & Consumable Fuels—0.1%
17,145		Enviva, Inc.	1,191,920
		Packaging—0.1%
117,050	[3]	Ardagh Metal Packaging	719,858
		Paper—0.1%
45,728		Graphic Packaging Holding Co.	1,018,362
10,418		WestRock Co.	422,867
		TOTAL	1,441,229
		Pharmaceuticals—0.0%
33,610		Bausch Health Cos, Inc.	200,652
		Professional Services—0.1%
9,655		Science Applications International Corp.	879,281
		Technology—0.0%
12,750		Dell Technologies, Inc.	488,198
		Utility - Electric—0.2%
21,675		NRG Energy, Inc.	894,744
36,350		Vistra Corp.	899,662
		TOTAL	1,794,406
		TOTAL COMMON STOCKS (IDENTIFIED COST $27,413,824)	21,909,365
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—0.2%
$ 345,000		Bank, Class A4, 3.393%, 3/15/2064	318,751
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	638,160
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	476,834

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$ 1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	$ 951,052
		TOTAL	2,384,797
		Federal Home Loan Mortgage Corporation—0.1%
688,269		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	619,991
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	780,784
		TOTAL	1,400,775
		Non-Agency Mortgage-Backed Securities—1.7%
3,885,346		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	3,328,497
7,140,994		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	6,343,211
4,796,531		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	4,109,091
3,869,488		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	3,314,912
		TOTAL	17,095,711
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,002,510)	20,881,283
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.5%
3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,934,610
2,491,536		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	2,470,282
		TOTAL	5,404,892
		Other—0.2%
2,248,533		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,168,726
		Student Loans—0.4%
1,791,424		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,567,487
1,985,663		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,848,649
		TOTAL	3,416,136
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $11,485,331)	10,989,754
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Commercial Mortgage—0.3%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	798,263
500,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	496,614
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	949,390
1,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.727%, 11/25/2045	997,466
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,383,377)	3,241,733
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,2,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.1%
12,500,000		Bank of America Merrill Lynch NZD CALL/ USD PUT (CALL-Option), Notional Amount $12,500,000, Exercise Price $0.64, Expiration Date 11/17/2022	73,250
12,500		iShares iBoxx High Yield Corporate Bond ETF (CALL-Option), Notional Amount $93,162,500, Exercise Price $79, Expiration Date 9/16/2022	18,750
12,500,000		Morgan Stanley AUD Call/USD PUT (CALL-Option), Notional Amount $12,500,000, Exercise Price $.705, Expiration Date 11/2/2022	100,862
10,000,000		Morgan Stanley USD CALL/NOK PUT (CALL-Option), Notional Amount $10,000,000, Exercise Price $9.75, Expiration Date 11/10/2022	337,770
400		United States Treasury, Notional Amount $148,000, Exercise Price $120, Expiration Date 9/24/2022	43,750
150		United States Treasury, Notional Amount $45,000, Exercise Price $140, Expiration Date 9/24/2022	70,313
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,698,325)	644,695

Principal Amount, Shares or Contracts			Value
		PURCHASED PUT OPTIONS—0.1%
10,100,000		Credit Agricole NOK PUT/USD CALL, Notional Amount $10,100,000, Exercise Price $1.01, Expiration Date 10/13/2022	$ 156,661
500		Russell 2000 Index, Notional Amount $92,205,750, Exercise Price $1600, Expiration Date 10/21/2022	742,500
250		United States Treasury, Notional Amount $92,500, Exercise Price $119, Expiration Date 9/24/2022	582,031
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,095,085)	1,481,192
		INVESTMENT COMPANIES—80.6%
763,898		Bank Loan Core Fund	6,836,885
25,586,121		Emerging Markets Core Fund	201,618,634
719,175		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[6]	719,175
35,016,939		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[6]	35,006,433
69,507,356	[7]	High Yield Bond Core Fund	372,559,431
23,163,614		Mortgage Core Fund	202,913,262
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $969,103,832)	819,653,820
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $1,192,863,796)	1,024,678,652
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[8]	(8,327,007)
		TOTAL NET ASSETS—100%	$1,016,351,645
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]United States Treasury Notes 2-Year Long Futures	25	$5,208,203	December 2022	$(4,545)
2CBOE VIX Long Futures	400	$10,787,240	October 2022	$695,386
[2]United States Treasury Notes 10-Year Long Futures	15	$1,753,594	December 2022	$(6,596)
[2]United States Treasury Notes 5-Year Long Futures	160	$17,731,250	December 2022	$(61,610)
[2]United States Treasury Ultra Bond Long Futures	40	$5,980,000	December 2022	$71,160
Short Futures:
2CBOE VIX Short Futures	400	$11,380,440	January 2023	$(347,794)
[2]United States Treasury Notes 10-Year Ultra Short Futures	5	$625,938	December 2022	$1,189
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$347,190
The average notional value of long and short futures contracts held by the Fund throughout the period was $23,332,112 and $25,217,850, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had no outstanding Foreign Exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $636,093 and $450,328, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2022[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Jefferies and Co.	Buy Protection on CDX	Buy	1.000%	09/12/2022	1.31%	$24,750,000	$321,760	$515,407	$837,167
Goldman Sachs & Co	Pay Periodic Fee on CDX	Sell	1.000%	06/20/2027	3.36%	$15,000,000	$1,383,641	$(1,308,781)	$74,860
TOTAL CREDIT DEFAULT SWAPS							$1,705,401	$(793,374)	$912,027

The average notional amount of swap contracts held by the Fund throughout the period was $13,965,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
[2]Russell 2000 Index	Russell 2000 Index, Notional Amount $10000, Exercise Price $1850. Expiration Date 9/16/2022	100	$18,441,150	September 2022	$1,850.00	$(391,000)
[2]Morgan Stanley	AUD CALL/USD PUT	10,000,000	$10,000,000	September 2022	$0.70	$(9,360)
Morgan Stanley	AUD CALL/USD PUT	12,500,000	$12,500,000	October 2022	$0.73	$(10,638)
[2]Morgan Stanley	USD CALL/NOK PUT	20,000,000	$20,000,000	November 2022	$10.50	$(168,420)
J.P. Morgan	United States Treasury Note 10 Year Future	400	$148,000	September 2022	$119.00	$(93,750)
2BNP	EUR CALL/USD PUT	20,600,000	$20,600,000	November 2022	$1.03	$(226,291)
[2]Bank of America Merrill Lynch	NZD CALL/ USD PUT	10,000,000	$10,000,000	September 2022	$0.64	$(1,170)
Put Options:
Bank of America Merrill Lynch	NZD PUT/USD CALL	12,500,000	$12,500,000	November 2022	$0.61	$(268,950)
[2]Credit Agricole	EUR PUT/USD CALL	19,000,000	$19,000,000	October 2022	$0.95	$(34,086)
J.P. Morgan	United States Treasury Bond	150	$45,000	September 2022	$136.00	$(288,281)
J.P. Morgan	United States Treasury Note 10 Year Future	200	$74,000	September 2022	$118.00	$(318,750)
[2]Morgan Stanley	USD PUT/BRL CALL	7,500,000	$7,500,000	September 2022	$5.25	$(166,057)
[2]Morgan Stanley	USD PUT/NOK CALL	10,000,000	$10,000,000	September 2022	$9.70	$(12,810)
[2]Morgan Stanley	AUD PUT/USD CALL	12,500,000	$12,500,000	November 2022	$0.67	$(155,488)
(Premium Received $1,499,632)						$(2,145,051)
The average market value of written put and call options held by the Fund throughout the period was $3,238,209 and $3,393,219, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,282,638 and $2,066,184, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Written Options Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2022	Shares Held as of 8/31/2022	Dividend Income
Bank Loan Core Fund	$60,812,038	$17,016,284	$(70,000,000)	$(143,824)	$(847,613)	$6,836,885	763,898	$1,016,284
Emerging Markets Core Fund	$265,673,450	$70,689,026	$(82,800,000)	$(44,193,431)	$(7,750,411)	$201,618,634	25,586,121	$12,689,027
Federated Hermes Government Obligations Fund, Premier Shares	$17,374,500	$142,983,085	$(159,638,410)	$—	$—	$719,175	719,175	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$23,430,312	$527,290,102	$(515,718,624)	$5,001	$(357)	$35,006,434	35,016,939	$202,607
High Yield Bond Core Fund	$466,267,692	$89,220,000	$(116,350,000)	$(61,593,893)	$(4,984,368)	$372,559,431	69,507,356	$20,776,236
Mortgage Core Fund	$147,548,396	$112,000,000	$(35,000,000)	$(21,099,304)	$(535,830)	$202,913,262	23,163,614	$4,003,371
TOTAL OF AFFILIATED TRANSACTIONS	$981,106,388	$959,198,497	$(979,507,034)	$(127,025,451)	$(14,118,579)	$819,653,821	154,757,103	$38,687,525
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

2	Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$707,668	$719,175

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Issuer in default.
6	7-day net yield.
7	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$52,496,768	$25,488	$52,522,256
U.S. Treasuries	—	50,010,040	—	50,010,040
Mortgage-Backed Securities	—	43,344,114	—	43,344,114
Collateralized Mortgage Obligations	—	20,881,283	—	20,881,283
Asset-Backed Securities	—	10,989,754	—	10,989,754
Commercial Mortgage-Backed Securities	—	3,241,733	—	3,241,733
Purchased Call Options	644,695	—	—	644,695
Purchased Put Options	1,481,192	—	—	1,481,192
Equity Securities:
Common Stocks
Domestic	20,369,400	—	—	20,369,400
International	1,539,965	—	—	1,539,965
Preferred Stock
Domestic	—	—	400	400
Investment Companies	819,653,820	—	—	819,653,820
TOTAL SECURITIES	$843,689,072	$180,963,692	$25,888	$1,024,678,652
Other Financial Instruments:
Assets
Futures Contracts	$767,735	$—	$—	$767,735
Swap Contracts	—	1,705,401	—	1,705,401
Liabilities
Futures Contracts	(420,545)	—	—	(420,545)
Written Options Contracts	(2,145,051)	—	—	(2,145,051)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,797,861)	$1,705,401	$—	$(92,460)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar